EQUITY - Narrative Equity Instruments and Hybrid Instruments (Details)						12 Months Ended
	Dec. 19, 2025 USD ($)	Dec. 21, 2023 USD ($)	May 19, 2023 USD ($) shares	Mar. 14, 2023 USD ($) bond	May 18, 2020 USD ($)	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($)	Dec. 28, 2009 USD ($) business_day
Disclosure of detailed information about borrowings [line items]
Consideration allocated to equity component								$ 315,000,000
Other movements			$ (509,000,000)			$ (24,000,000)	$ (6,000,000)	(13,000,000)
Financing costs - net						$ 709,000,000	$ 1,174,000,000	859,000,000
Shares issued out of treasury shares (in shares) | shares						(77,809,772)	0
Non-controlling interests
Disclosure of detailed information about borrowings [line items]
Consideration allocated to equity component								291,000,000
Other movements				$ (291,000,000)		$ (2,000,000)	$ (5,000,000)	9,000,000
Retained Earnings
Disclosure of detailed information about borrowings [line items]
Consideration allocated to equity component								24,000,000
Other movements				$ (24,000,000)		(22,000,000)	$ (1,000,000)	$ (22,000,000)
Mandatorily convertible unsecured unsubordinated bonds
Disclosure of detailed information about borrowings [line items]
Notional amount					$ 1,250,000,000	$ 666,666			$ 1,000,000,000
Call option, number of business days prior to maturity | business_day									10
Number of mandatorily convertible bonds repaid | bond				226,666
Number of mandatorily convertible bonds outstanding | bond				666,666
Consideration paid (received)				$ 340,000,000
Consideration allocated to debt component				25,000,000
Consideration allocated to equity component				$ 315,000,000
Financing costs - net	$ 101,000,000	$ 66,000,000
Borrowings maturity, term					3 years
Borrowings, issuance amount of principal (in percent)					100.00%
Number of notes outstanding | shares			24,290,025
Shares issued out of treasury shares (in shares) | shares			57,057,991
Carrying amount			$ 1,534,000,000
Decrease in equity related to financing cost from conversion of convertible instruments			1,025,000,000
Increase (decrease) through financing cost related to conversion of convertible instruments, net of tax, equity			$ 794,000,000
Mandatorily convertible unsecured unsubordinated bonds | Significant shareholder
Disclosure of detailed information about borrowings [line items]
Shares issued out of treasury shares (in shares) | shares			9,396,120
Mandatorily convertible unsecured unsubordinated bonds | Other liabilities
Disclosure of detailed information about borrowings [line items]
Notional amount	91,000,000	113,000,000
Mandatorily convertible unsecured unsubordinated bonds | Non-controlling interests
Disclosure of detailed information about borrowings [line items]
Notional amount	569,000,000	547,000,000
Other movements	$ 22,000,000	$ (32,000,000)